Income Taxes - Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2025 USD ($)
Deferred tax assets:
Federal net operating loss carryforwards	$ 4,209,408
State net operating loss carryforwards	1,026,902
Reserves and accruals	364,571
Stock-based compensation	511,112
Total deferred tax assets	6,111,993
Valuation allowance	(6,029,335)
Net total deferred tax assets	82,658
Deferred tax liabilities:
Depreciation and amortization	(52,064)
Other	(30,594)
Total deferred tax liabilities	(82,658)
Net deferred tax assets	$ 0